T. ROWE PRICE Total Return Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  14.0%
Car Loan  3.8%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 181 184
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 181 184
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 217 218
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 217 218
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  430 439
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 120 121
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 5.652%, 12/26/31 (1) 284 285
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.852%, 12/26/31 (1) 163 164
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,598
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  480 490
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  515 525
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  1,190 1,236
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  215 218

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  230 234
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  970 992
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  525 508
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 601 595
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,171
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 330 334
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 865 883
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 350 355
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 450 460
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  135 138
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  453 455
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  400 407
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  330 337
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  290 293
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class B
5.72%, 1/16/29  155 158

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  255 261
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 1,555 1,572
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 398 404
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 918 926
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 85 86
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 130 131
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 250 252
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 170 171
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class C
6.736%, 6/15/33 (1) 90 91
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 1,101 1,114
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 295 298
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 355 359
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 250 251
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 260 261
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 665 653

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 3,500 3,472
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 303 304
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class B
5.38%, 1/21/31 (1) 1,035 1,057
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 95 97
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 118 120
25,181
Collateralized Mortgage Obligations  0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39 (1) 620 595
595
Other Asset-Backed Securities  9.6%
AGL
Series 2021-14A, Class B1, CLO, FRN
3M TSFR + 1.912%, 6.205%, 12/2/34 (1) 1,505 1,509
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 2,520 2,489
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 835 848
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 6.152%, 10/22/34 (1) 525 526
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 2,077 2,057
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 410 419
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.869%, 5/17/31 (1) 660 660
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 6.204%, 1/17/33 (1) 635 635

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CIFC Funding
Series 2013-4A, Class DR2, CLO, FRN
3M TSFR + 1.90%, 4/27/31 (1) 920 921
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.593%, 10/21/31 (1) 735 732
CIFC Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 2.412%, 6.714%, 1/15/35 (1) 1,650 1,651
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 270 269
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 1,460 986
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.523%, 10/20/31 (1) 918 920
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 1,275 1,236
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 175 179
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 100
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 210 211
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 215 216
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.031%, 1/15/38 (1) 1,100 1,103
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 208 214
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 279 287
FirstKey Homes Trust
Series 2020-SFR1, Class B
1.74%, 8/17/37 (1) 750 739

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 1,410 1,383
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,175 1,252
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 210 218
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 77 87
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.633%, 10/20/37 (1) 1,180 1,186
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,720 1,708
Goto Foods Funding
Series 2022-1, Class A2
7.206%, 7/30/52 (1) 1,492 1,531
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,925 1,840
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 898 932
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 5.362%, 10/15/30 (1) 437 437
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 29 30
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39 (1) 769 759
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 1,752 1,717
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 320 325
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 145 149

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 1,190 1,201
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 140 142
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 350 356
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.113%, 5/6/30 (1) 415 416
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 6.513%, 5/6/30 (1) 1,830 1,841
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 5.86%, 4/22/37 (1) 745 749
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 952 925
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.672%, 7/15/35 (1) 1,370 1,375
KKR
Series 2022-43A, Class BR, CLO, FRN
3M TSFR + 2.50%, 6.802%, 1/15/36 (1) 1,775 1,796
Madison Park Funding LX
Series 2022-60A, Class BR, CLO, FRN
3M TSFR + 1.75%, 6.05%, 10/25/37 (1) 1,670 1,681
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.343%, 10/20/29 (1) 725 726
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 6.455%, 4/20/32 (1) 2,500 2,506
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 66 65
MVW
Series 2023-1A, Class B
5.42%, 10/20/40 (1) 690 696
MVW Owner Trust
Series 2019-1A, Class C
3.33%, 11/20/36 (1) 37 37

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Neuberger Berman Loan Advisers
Series 2019-32A, Class BR, CLO, FRN
3M TSFR + 1.662%, 5.955%, 1/20/32 (1) 250 250
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.565%, 11/13/31 (1) 639 640
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 6.205%, 7/20/29 (1) 1,095 1,097
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 6.26%, 11/26/37 (1) 705 708
Octagon Investment Partners 47
Series 2020-1A, Class A2R2, CLO, FRN
3M TSFR + 1.55%, 5.835%, 1/22/38 (1) 1,655 1,659
Octagon Investment Partners 47
Series 2020-1A, Class BR2, CLO, FRN
3M TSFR + 1.70%, 5.985%, 1/22/38 (1) 1,690 1,694
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 60 60
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 103
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 231 232
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 81 82
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 6.002%, 10/15/39 (1) 535 539
SCF Equipment Leasing
Series 2024-1A, Class D
6.58%, 6/21/33 (1) 700 723
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 1,055 1,095
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 14 14
Sierra Timeshare Receivables Funding
Series 2023-2A, Class C
7.30%, 4/20/40 (1) 472 487

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Signal Peak
Series 2018-5A, Class BR, CLO, FRN
3M TSFR + 2.20%, 6.50%, 4/25/37 (1) 950 961
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.943%, 1/20/32 (1) 250 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.502%, 10/15/31 (1) 1,164 1,166
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.302%, 4/15/31 (1) 965 967
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $1,412 (2)(3)(4) 1,412 1,412
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 133 133
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 870 878
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 203 206
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.502%, 10/15/31 (1) 557 558
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 6.102%, 10/15/31 (1) 410 411
Wellfleet
Series 2018-2A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.143%, 10/20/31 (1) 1,310 1,312
64,610
Student Loan  0.5%
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 833
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 521
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 334
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,135

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (1) 41 41
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 246 230
3,094
Total Asset-Backed Securities
(Cost $93,096) 93,480
BANK LOANS  9.9% (5)
FINANCIAL INSTITUTIONS  1.9%
Brokerage Asset Managers Exchanges  0.2%
Edelman Financial Engines Center, FRN
1M TSFR + 5.25%, 9.574%, 10/6/28 (6) 93 93
Jane Street Group, FRN
3M TSFR + 2.00%, 6.313%, 12/15/31  1,170 1,155
RFS OPCO, FRN
3M TSFR + 1.00%, 1.00%, 4/4/31 (7) 100 99
RFS OPCO, FRN
3M TSFR + 4.75%, 9.079%, 4/4/31 (2) 204 203
1,550
Insurance  1.7%
Alliant Holdings Intermediate, FRN
1M TSFR + 2.75%, 7.072%, 9/19/31 (6) 1,638 1,635
AmWINS Group, FRN
1M TSFR + 2.25%, 6.574%, 1/30/32  295 295
AssuredPartners, FRN
1M TSFR + 3.50%, 7.824%, 2/14/31  1,271 1,271
Asurion, FRN
1M TSFR + 5.25%, 9.688%, 1/31/28 (6) 1,119 1,093
Asurion, FRN
1M TSFR + 5.25%, 9.688%, 1/20/29  673 652
HUB International, FRN
3M TSFR + 2.50%, 6.787%, 6/20/30  1,943 1,944
Jones Deslauriers Insurance Management, FRN
3M TSFR + 2.75%, 7.065%, 3/15/30  964 962
OneDigital Borrower, FRN
1M TSFR + 5.25%, 9.574%, 7/2/32 (6) 1,024 1,030
TIH Insurance Holdings, FRN
3M TSFR + 2.75%, 7.079%, 5/6/31  920 919

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
TIH Insurance Holdings, FRN
3M TSFR + 4.75%, 9.079%, 5/6/32 (6) 1,280 1,298
11,099
Total Financial Institutions 12,649
INDUSTRIAL  7.5%
Basic Industry  0.2%
Arsenal AIC Parent, FRN
1M TSFR + 2.75%, 7.072%, 8/18/30 (6) 664 665
Vibrantz Technologies, FRN
3M TSFR + 4.25%, 8.689%, 4/23/29  463 447
1,112
Capital Goods  1.3%
Charter Next Generation, FRN
1M TSFR + 3.00%, 7.314%, 11/29/30 (6) 1,926 1,928
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 10.59%, 5/21/29  920 921
Engineered Machinery Holdings, FRN
3M TSFR + 6.50%, 11.09%, 5/21/29  720 721
Filtration Group, FRN
1M TSFR + 3.00%, 7.324%, 10/21/28  1,311 1,317
LTI Holdings, FRN
1M TSFR + 4.25%, 8.574%, 7/30/29  963 962
Madison Safety & Flow, FRN
1M TSFR + 2.75%, 9/26/31 (6) 135 135
Madison Safety & Flow, FRN
1M TSFR + 3.25%, 7.574%, 9/26/31  185 185
MITER Brands Acquisition Holdco, FRN
1M TSFR + 3.00%, 7.324%, 3/28/31  363 364
Pro Mach Group, FRN
1M TSFR + 2.75%, 8/31/28 (6) 135 135
Pro Mach Group, FRN
1M TSFR + 3.50%, 7.824%, 8/31/28  324 324
Quikrete Holdings, FRN
1M TSFR + 2.25%, 1/30/32 (6) 663 661
TK Elevator U.S. Newco, FRN
6M TSFR + 3.50%, 7.737%, 4/30/30  668 668
WEC U.S. Holdings, FRN
1M TSFR + 2.25%, 6.573%, 1/27/31  369 368
8,689
Communications  0.8%
BCPE Pequod Buyer, FRN
3M TSFR + 3.50%, 7.791%, 11/25/31  645 648
Clear Channel International
7.50%, 4/1/27 (2) 340 340

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Clear Channel Outdoor Holdings, FRN
1M TSFR + 4.00%, 8.438%, 8/21/28  643 643
CMG Media, FRN
1M TSFR + 3.50%, 7.929%, 6/18/29  525 483
Connect Finco, FRN
1M TSFR + 4.50%, 8.824%, 9/27/29  218 190
CSC Holdings, FRN
1M TSFR + 4.50%, 8.812%, 1/18/28 (6) 679 666
CSC Holdings, FRN
6M TSFR + 2.50%, 7.173%, 4/15/27 (6) 484 456
Level 3 Financing, FRN
1M TSFR + 6.56%, 4/15/30 (6) 195 197
Level 3 Financing, FRN
1M TSFR + 6.56%, 10.884%, 4/16/29 (6) 770 778
Lumen Technologies, FRN
1M TSFR + 6.00%, 10.324%, 6/1/28  133 133
Radiate Holdco, FRN
1M TSFR + 3.25%, 7.688%, 9/25/26  382 332
Townsquare Media, FRN
1M TSFR + 5.00%, 9.323%, 2/6/30 (2) 470 446
Viasat, FRN
1M TSFR + 4.50%, 3/2/29 (6) 150 137
5,449
Consumer Cyclical  0.8%
AMC Entertainment Holdings, FRN
1M TSFR + 7.00%, 11.32%, 1/4/29  195 197
Belron Finance, FRN
3M TSFR + 2.75%, 7.052%, 10/16/31  350 350
Caesars Entertainment, FRN
1M TSFR + 2.25%, 6.563%, 2/6/30  65 65
Caesars Entertainment, FRN
1M TSFR + 2.25%, 6.563%, 2/6/31  586 586
Clarios Global, FRN
1M TSFR + 2.75%, 7.074%, 1/28/32  665 663
Delta 2, FRN
3M TSFR + 2.00%, 6.329%, 9/10/31 (6) 390 390
EG America, FRN
3M TSFR + 4.25%, 8.563%, 2/7/28  325 327
Endeavor Operating, FRN
1M TSFR + 3.00%, 1/28/32 (6) 465 467
Great Canadian Gaming, FRN
3M TSFR + 4.75%, 9.087%, 11/1/29  170 170
IRB Holding, FRN
1M TSFR + 2.50%, 6.824%, 12/15/27 (6) 644 644
Ontario Gaming GTA, FRN
3M TSFR + 4.25%, 8.579%, 8/1/30  664 666

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
UFC Holdings, FRN
3M TSFR + 2.25%, 6.58%, 11/21/31 (6) 315 315
Wand NewCo 3, FRN
1M TSFR + 2.75%, 7.074%, 1/30/31  778 776
5,616
Consumer Non-Cyclical  0.5%
Bausch + Lomb, FRN
1M TSFR + 3.25%, 7.674%, 5/10/27  1,004 1,000
LifePoint Health, FRN
3M TSFR + 3.50%, 7.817%, 5/17/31  130 125
LifePoint Health, FRN
3M TSFR + 3.75%, 8.052%, 5/17/31 (6) 662 638
Medline Borrower, FRN
1M TSFR + 2.25%, 6.574%, 10/23/28 (6) 794 795
Phoenix Newco, FRN
1M TSFR + 2.50%, 6.824%, 11/15/28  341 342
Star Parent, FRN
3M TSFR + 4.00%, 8.329%, 9/27/30  194 189
3,089
Energy  0.3%
Brazos Delaware II, FRN
1M TSFR + 3.50%, 7.824%, 2/11/30  348 348
EPIC Crude Services, FRN
3M TSFR + 3.00%, 7.302%, 10/15/31  210 210
Hilcorp Energy I, FRN
1M TSFR + 2.00%, 6.315%, 2/11/30 (6) 1,400 1,400
Prairie Acquiror, FRN
1M TSFR + 4.25%, 8.574%, 8/1/29  344 347
2,305
Industrial Other  0.1%
Aggreko Holdings, FRN
3M TSFR + 3.00%, 7.293%, 8/16/29 (6) 320 320
320
Technology  3.4%
Applied Systems, FRN
3M TSFR + 2.75%, 7.079%, 2/24/31  1,609 1,618
Applied Systems, FRN
3M TSFR + 4.50%, 8.829%, 2/23/32  1,451 1,485
Ascend Learning, FRN
1M TSFR + 3.00%, 7.324%, 12/11/28  317 314
Ascend Learning, FRN
1M TSFR + 5.75%, 10.174%, 12/10/29 (6) 481 480
AthenaHealth Group, FRN
1M TSFR + 3.00%, 7.324%, 2/15/29  637 636
Boost Newco Borrower, FRN
1M TSFR + 2.00%, 6.291%, 1/31/31  344 344

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Clearwater Analytics, FRN
1M TSFR + 2.25%, 2/10/32 (2)(6) 325 325
Cloud Software Group, FRN
3M TSFR + 3.50%, 7.829%, 3/30/29 (6) 984 986
Cloud Software Group, FRN
3M TSFR + 3.75%, 8.079%, 3/21/31 (6) 668 670
CoreLogic, FRN
1M TSFR + 6.50%, 10.938%, 6/4/29  200 194
Delta Topco, FRN
1M TSFR + 2.75%, 7.069%, 11/30/29 (6) 990 987
Delta Topco, FRN
6M TSFR + 5.25%, 9.512%, 11/29/30 (6) 1,190 1,202
Dye & Durham, FRN
3M TSFR + 4.00%, 8.429%, 4/11/31  186 188
Ellucian Holdings, FRN
1M TSFR + 3.00%, 7.324%, 10/9/29 (6) 547 547
Ellucian Holdings, FRN
1M TSFR + 4.75%, 9.074%, 11/22/32  1,488 1,515
Epicor Software, FRN
1M TSFR + 2.75%, 7.074%, 5/30/31 (6) 1,532 1,536
Icon Parent, FRN
3M TSFR + 3.00%, 7.315%, 11/13/31 (6) 670 668
Icon Parent, FRN
3M TSFR + 5.00%, 9.315%, 11/12/32 (6) 660 668
Javelin Buyer, FRN
1M TSFR + 3.25%, 7.563%, 12/5/31 (6) 755 758
Javelin Buyer, FRN
3M TSFR + 5.25%, 9.563%, 10/7/32  830 826
McAfee, FRN
1M TSFR + 3.00%, 7.323%, 3/1/29 (6) 650 648
Neptune Bidco U.S., FRN
3M TSFR + 5.00%, 9.389%, 4/11/29 (6) 429 381
Nielsen Holdings, FRN
3M TSFR + 9.75%, 14.51%, 10/11/29  130 127
Peraton, FRN
3M TSFR + 8.00%, 12.429%, 2/1/29  317 252
Project Alpha Intermediate Holding, FRN
1M TSFR + 3.25%, 10/28/30 (6) 206 206
Project Alpha Intermediate Holding, FRN
1M TSFR + 5.00%, 11/21/32 (6) 1,425 1,429
QualityTech, FRN
1M TSFR + 3.50%, 7.807%, 10/30/31 (2) 210 209
RealPage, FRN
3M TSFR + 3.75%, 8.079%, 4/24/28  665 667
Sabre GLBL, FRN
1M TSFR + 6.00%, 10.424%, 11/15/29 (6) 455 455

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Sandisk, FRN
3M TSFR + 3.00%, 7.33%, 12/13/31 (6) 1,000 980
UKG, FRN
3M TSFR + 3.00%, 7.30%, 2/10/31  1,659 1,659
22,960
Transportation  0.1%
AAdvantage Loyalty IP, FRN
3M TSFR + 4.75%, 9.305%, 4/20/28 (6) 772 788
788
Total Industrial 50,328
UTILITY  0.5%
Electric  0.5%
Alpha Generation, FRN
1M TSFR + 2.75%, 7.074%, 9/30/31  325 326
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.75%, 2/13/32 (6) 332 332
Cornerstone Generation, FRN
1M TSFR + 3.25%, 10/28/31 (6) 680 681
Edgewater Generation, FRN
1M TSFR + 3.00%, 7.324%, 8/1/30  667 669
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.818%, 5/17/30 (6) 755 755
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.818%, 12/13/31  490 490
Total Utility 3,253
Total Bank Loans
(Cost $66,282) 66,230
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Communications  0.0%
Clear Channel Outdoor Holdings (4) 1 1
Total Industrial 1
Total Common Stocks
(Cost $4) 1

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE BONDS  0.0%
INDUSTRIAL  0.0%
Consumer Cyclical  0.0%
Rivian Automotive, 4.625%, 3/15/29  165 159
Total Industrial 159
Total Convertible Bonds
(Cost $167) 159
CONVERTIBLE PREFERRED STOCKS  0.0%
FINANCIAL INSTITUTIONS  0.0%
Brokerage Asset Managers Exchanges  0.0%
Ares Management, Series B, 6.75%, 10/1/27  3 164
Total Financial Institutions 164
INDUSTRIAL  0.0%
Capital Goods  0.0%
Boeing, 6.00%, 10/15/27  3 159
Total Industrial 159
Total Convertible Preferred Stocks
(Cost $286) 323
CORPORATE BONDS  18.7%
FINANCIAL INSTITUTIONS  5.1%
Banking  2.2%
Banco Santander, VR, 4.175%, 3/24/28 (8) 200 198
Bank of America, VR, 5.425%, 8/15/35 (8) 1,010 997
Bank of America, VR, 5.518%, 10/25/35 (8) 1,005 994
Barclays, VR, 5.367%, 2/25/31 (8) 625 632
BNP Paribas, VR, 5.497%, 5/20/30 (1)(8) 850 866
CaixaBank, VR, 6.037%, 6/15/35 (1)(8) 600 623
CaixaBank, VR, 6.208%, 1/18/29 (1)(8) 1,645 1,703
Capital One Financial, VR, 2.359%, 7/29/32 (8) 114 95
Capital One Financial, VR, 5.70%, 2/1/30 (8) 355 364
Capital One Financial, VR, 6.183%, 1/30/36 (8) 300 305
Citigroup, VR, 6.02%, 1/24/36 (8) 715 728
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (8) 375 392
Goldman Sachs Group, VR, 3.102%, 2/24/33 (8) 375 330
HSBC Holdings, VR, 5.13%, 3/3/31 (8) 260 259
Huntington Bancshares, VR, 2.487%, 8/15/36 (8) 313 260
JPMorgan Chase, VR, 2.522%, 4/22/31 (8) 45 40

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 370 336
JPMorgan Chase, VR, 5.35%, 6/1/34 (8) 1,045 1,061
Morgan Stanley, VR, 3.622%, 4/1/31 (8) 1,740 1,643
Societe Generale, VR, 2.797%, 1/19/28 (1)(8) 1,030 988
Societe Generale, VR, 5.50%, 4/13/29 (1)(8) 995 1,006
UBS Group, VR, 2.746%, 2/11/33 (1)(8) 311 269
Wells Fargo, VR, 2.879%, 10/30/30 (8) 250 230
Wells Fargo, VR, 6.85% (8)(9) 655 675
14,994
Brokerage Asset Managers Exchanges  0.3%
HAT Holdings I, 3.75%, 9/15/30 (1) 1,125 1,003
HAT Holdings I, 8.00%, 6/15/27 (1) 227 236
Hightower Holding, 9.125%, 1/31/30 (1) 370 388
Jane Street Group, 6.125%, 11/1/32 (1) 310 311
Jane Street Group, 7.125%, 4/30/31 (1) 298 309
2,247
Finance Companies  0.3%
AerCap Ireland Capital, 5.30%, 1/19/34  685 685
Golub Capital Private Credit Fund, 5.875%, 5/1/30 (1) 180 180
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 200 197
Navient, 5.625%, 8/1/33  218 195
Navient, 9.375%, 7/25/30  410 444
Navient, 11.50%, 3/15/31  240 271
1,972
Financial Other  0.0%
Howard Hughes, 5.375%, 8/1/28 (1) 210 205
Kaisa Group Holdings, 11.25%, 4/9/22 (4)(10) 850 36
241
Insurance  1.7%
Acrisure, 7.50%, 11/6/30 (1) 125 129
Acrisure, 8.50%, 6/15/29 (1) 340 356
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 135 136
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 197 200
Centene, 2.50%, 3/1/31  1,860 1,574
Centene, 2.625%, 8/1/31 (11) 840 708
Centene, 3.00%, 10/15/30  325 284
Centene, 3.375%, 2/15/30  590 532
Centene, 4.625%, 12/15/29  1,397 1,341
Elevance Health, 4.95%, 11/1/31  610 611
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 830 832
HUB International, 7.25%, 6/15/30 (1) 775 800
HUB International, 7.375%, 1/31/32 (1) 440 450
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 235 249

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (1) 605 653
Molina Healthcare, 3.875%, 5/15/32 (1) 145 127
Molina Healthcare, 6.25%, 1/15/33 (1) 195 192
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 210 216
Reinsurance Group of America, 6.00%, 9/15/33  621 648
Reinsurance Group of America, VR, 6.65%, 9/15/55 (8) 390 389
RenaissanceRe Holdings, 5.80%, 4/1/35  315 324
USI, 7.50%, 1/15/32 (1) 285 297
11,048
Real Estate Investment Trusts  0.6%
Alexandria Real Estate Equities, 5.25%, 5/15/36  155 154
Brixmor Operating Partnership, 4.05%, 7/1/30  266 255
Brixmor Operating Partnership, 4.125%, 5/15/29  1,269 1,232
Brixmor Operating Partnership, 5.20%, 4/1/32  145 146
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1)(11) 180 180
Healthcare Realty Holdings, 2.40%, 3/15/30  120 105
Kilroy Realty, 2.50%, 11/15/32  130 103
Kilroy Realty, 3.05%, 2/15/30  170 151
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  905 856
MPT Operating Partnership, 8.50%, 2/15/32 (1) 115 117
Service Properties Trust, 8.625%, 11/15/31 (1) 445 477
Service Properties Trust, 8.875%, 6/15/32  130 129
3,905
Total Financial Institutions 34,407
INDUSTRIAL  12.5%
Basic Industry  0.5%
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 295 329
Carpenter Technology, 7.625%, 3/15/30  195 201
Celanese U.S. Holdings, 6.629%, 7/15/32  635 662
South32 Treasury, 4.35%, 4/14/32 (1) 2,120 1,990
Vibrantz Technologies, 9.00%, 2/15/30 (1) 195 176
WR Grace Holdings, 4.875%, 6/15/27 (1) 15 15
3,373
Capital Goods  1.0%
BAE Systems, 5.50%, 3/26/54 (1)(11) 1,000 999
Boeing, 3.75%, 2/1/50  204 146
Boeing, 6.858%, 5/1/54  1,905 2,101
Hexcel, 5.875%, 2/26/35  225 232
Ingersoll Rand, 5.70%, 6/15/54  220 221
Itelyum Regeneration, 4.625%, 10/1/26 (EUR)  720 746
Owens Corning, 5.70%, 6/15/34  350 361
Quikrete Holdings, 6.375%, 3/1/32 (1) 170 172
Quikrete Holdings, 6.75%, 3/1/33 (1) 185 187

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Regal Rexnord, 6.05%, 2/15/26  355 358
Regal Rexnord, 6.05%, 4/15/28  53 54
Regal Rexnord, 6.30%, 2/15/30  65 68
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  734 770
TransDigm, 6.875%, 12/15/30 (1) 136 139
TransDigm, 7.125%, 12/1/31 (1) 340 351
6,905
Communications  3.3%
Altice France Holding, 10.50%, 5/15/27 (1) 309 95
AppLovin, 5.375%, 12/1/31  220 224
Axian Telecom, 7.375%, 2/16/27  780 785
Axian Telecom, 7.375%, 2/16/27 (1) 525 528
CCO Holdings, 4.25%, 2/1/31 (1) 320 286
CCO Holdings, 4.50%, 6/1/33 (1) 305 263
CCO Holdings, 7.375%, 3/1/31 (1) 310 318
Cellnex Finance, 2.00%, 9/15/32 (EUR)  200 188
Cellnex Finance, 2.00%, 2/15/33 (EUR)  400 371
Cellnex Telecom, 1.75%, 10/23/30 (EUR) (11) 500 480
Charter Communications Operating, 2.80%, 4/1/31  2,055 1,778
Charter Communications Operating, 3.70%, 4/1/51  130 84
Charter Communications Operating, 3.90%, 6/1/52  2,074 1,381
Charter Communications Operating, 6.10%, 6/1/29  280 289
Charter Communications Operating, 6.55%, 6/1/34  242 251
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(11) 185 164
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 195 181
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 240 252
CMG Media, 8.875%, 6/18/29 (1) 395 329
Comcast, 2.887%, 11/1/51  1,075 673
Connect Finco, 9.00%, 9/15/29 (1) 290 265
CSC Holdings, 5.50%, 4/15/27 (1) 230 213
CSC Holdings, 11.75%, 1/31/29 (1) 200 195
Directv Financing, 5.875%, 8/15/27 (1) 32 32
DISH DBS, 5.25%, 12/1/26 (1) 345 323
DISH DBS, 5.75%, 12/1/28 (1) 175 154
DISH DBS, 7.75%, 7/1/26  145 129
DISH Network, 11.75%, 11/15/27 (1) 135 142
EchoStar, 10.75%, 11/30/29  480 515
Level 3 Financing, 4.50%, 4/1/30 (1) 155 128
Level 3 Financing, 10.75%, 12/15/30 (1) 296 332
Level 3 Financing, 11.00%, 11/15/29 (1) 192 217
Meta Platforms, 5.40%, 8/15/54  75 75
Midcontinent Communications, 8.00%, 8/15/32 (1) 30 31
Rogers Communications, 3.80%, 3/15/32  3,070 2,802

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Rogers Communications, 4.55%, 3/15/52  1,170 949
Rogers Communications, 5.30%, 2/15/34  855 850
Rogers Communications, VR, 7.00%, 4/15/55 (8) 200 201
Rogers Communications, VR, 7.125%, 4/15/55 (8) 255 256
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 88
SBA Tower Trust, 4.831%, 10/15/29 (1) 2,830 2,816
Sirius XM Radio, 4.00%, 7/15/28 (1) 200 187
Sirius XM Radio, 5.00%, 8/1/27 (1) 7 7
Sprint Capital, 8.75%, 3/15/32  825 994
Stagwell Global, 5.625%, 8/15/29 (1) 170 164
Time Warner Cable, 6.55%, 5/1/37  91 91
Time Warner Cable, 6.75%, 6/15/39  212 215
Univision Communications, 8.00%, 8/15/28 (1) 163 165
Univision Communications, 8.50%, 7/31/31 (1) 90 89
Viasat, 7.50%, 5/30/31 (1)(11) 280 209
21,754
Consumer Cyclical  1.0%
Allied Universal Holdco, 7.875%, 2/15/31 (1) 189 195
Bath & Body Works, 6.625%, 10/1/30 (1) 105 107
Bath & Body Works, 6.75%, 7/1/36  160 163
Caesars Entertainment, 7.00%, 2/15/30 (1) 185 191
Carnival, 7.00%, 8/15/29 (1) 165 173
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(12) 194 220
Clarios Global, 6.75%, 2/15/30 (1) 210 214
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (1) 165 177
eG Global Finance, 12.00%, 11/30/28 (1) 265 297
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 655 666
Ford Motor Credit, 6.95%, 3/6/26  600 608
Ford Motor Credit, 7.35%, 11/4/27  300 312
Great Canadian Gaming, 8.75%, 11/15/29 (1) 130 137
Hyundai Capital America, 5.40%, 1/8/31 (1) 200 204
Match Group Holdings II, 5.00%, 12/15/27 (1) 225 221
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  180 182
Motion Bondco, 4.50%, 11/15/27 (EUR)  745 753
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 105 109
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%, 10/15/26 (1) 340 342
Six Flags Entertainment, 6.50%, 10/1/28  65 66
Six Flags Entertainment, 6.625%, 5/1/32 (1) 190 194
Tenneco, 8.00%, 11/17/28 (1) 179 178
Uber Technologies, 5.35%, 9/15/54  180 172
Wand NewCo 3, 7.625%, 1/30/32 (1) 185 191
Yum! Brands, 5.375%, 4/1/32  110 108
ZF North America Capital, 6.75%, 4/23/30 (1) 200 197
6,377

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Non-Cyclical  2.5%
1375209 BC, 9.00%, 1/30/28 (1) 195 195
AbbVie, 4.05%, 11/21/39  425 377
Altria Group, 3.125%, 6/15/31 (EUR)  1,020 1,045
BAT Capital, 4.54%, 8/15/47  410 338
BAT Capital, 5.834%, 2/20/31  390 408
Bausch + Lomb, 8.375%, 10/1/28 (1) 210 219
Bayer U.S. Finance, 6.25%, 1/21/29 (1)(11) 1,545 1,594
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 390 407
Bayer U.S. Finance II, 4.70%, 7/15/64 (1) 580 423
Bimbo Bakeries USA, 6.05%, 1/15/29 (1) 975 1,012
CHS, 10.875%, 1/15/32 (1) 320 327
CVS Health, 5.625%, 2/21/53  1,365 1,268
CVS Health, 5.70%, 6/1/34 (11) 1,970 2,005
CVS Health, VR, 6.75%, 12/10/54 (8) 257 258
CVS Health, VR, 7.00%, 3/10/55 (8) 460 468
HCA, 5.50%, 3/1/32  285 290
HCA, 5.95%, 9/15/54  440 431
Icon Investments Six, 5.849%, 5/8/29  200 206
Icon Investments Six, 6.00%, 5/8/34  200 206
IQVIA, 6.25%, 2/1/29  410 424
LifePoint Health, 10.00%, 6/1/32 (1)(11) 443 433
LifePoint Health, 11.00%, 10/15/30 (1) 525 579
Medline Borrower, 6.25%, 4/1/29 (1) 290 294
Solventum, 5.40%, 3/1/29  425 434
Solventum, 5.45%, 3/13/31  1,005 1,027
Solventum, 5.60%, 3/23/34  720 740
Solventum, 5.90%, 4/30/54  670 677
Star Parent, 9.00%, 10/1/30 (1) 196 204
Tenet Healthcare, 6.875%, 11/15/31  180 185
16,474
Energy  2.8%
Cheniere Energy, 5.65%, 4/15/34  840 854
Cheniere Energy Partners, 5.75%, 8/15/34  395 405
Civitas Resources, 8.375%, 7/1/28 (1) 185 192
Columbia Pipelines Holding, 6.042%, 8/15/28 (1) 200 207
Comstock Resources, 6.75%, 3/1/29 (1) 200 197
Continental Resources, 4.90%, 6/1/44  335 278
Coterra Energy, 5.40%, 2/15/35  225 223
Crescent Energy Finance, 7.375%, 1/15/33 (1) 452 444
Crescent Energy Finance, 7.625%, 4/1/32 (1) 185 185
Diamondback Energy, 5.40%, 4/18/34  653 655
Diamondback Energy, 5.75%, 4/18/54  565 546
Enbridge, 6.20%, 11/15/30  215 228

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Eni, 5.95%, 5/15/54 (1) 620 615
Expand Energy, 4.75%, 2/1/32  295 280
Expand Energy, 5.375%, 2/1/29  685 683
Expand Energy, 5.375%, 3/15/30  325 323
HF Sinclair, 5.75%, 1/15/31  695 707
HF Sinclair, 6.25%, 1/15/35  655 670
Hilcorp Energy I, 7.25%, 2/15/35 (1) 190 186
Hilcorp Energy I, 8.375%, 11/1/33 (1) 449 469
Kinetik Holdings, 5.875%, 6/15/30 (1) 130 129
Kosmos Energy, 8.75%, 10/1/31 (1)(11) 950 915
National Fuel Gas, 5.50%, 3/15/30  615 622
NGL Energy Operating, 8.375%, 2/15/32 (1) 145 147
Occidental Petroleum, 6.05%, 10/1/54  265 257
Occidental Petroleum, 6.20%, 3/15/40  195 197
Occidental Petroleum, 6.45%, 9/15/36  195 204
Occidental Petroleum, 7.50%, 5/1/31  249 275
Occidental Petroleum, 7.95%, 6/15/39  150 172
Occidental Petroleum, 8.875%, 7/15/30  715 824
ONEOK, 4.75%, 10/15/31  465 458
ONEOK, 5.05%, 11/1/34  555 541
Patterson-UTI Energy, 7.15%, 10/1/33 (11) 230 244
Permian Resources Operating, 6.25%, 2/1/33 (1) 15 15
Permian Resources Operating, 9.875%, 7/15/31 (1) 139 153
Prairie Acquiror, 9.00%, 8/1/29 (1) 130 134
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 760 719
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 320 322
Range Resources, 4.75%, 2/15/30 (1) 215 205
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (1)
(8) 180 185
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 150 149
Sunoco, 7.00%, 5/1/29 (1) 65 67
Sunoco, 7.25%, 5/1/32 (1) 215 224
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 150 153
Targa Resources, 5.55%, 8/15/35  785 789
Targa Resources Partners, 5.50%, 3/1/30  165 168
Targa Resources Partners, 6.875%, 1/15/29  314 322
Transocean, 8.50%, 5/15/31 (1)(11) 110 109
Transocean, 8.75%, 2/15/30 (1) 130 135
Transocean Aquila, 8.00%, 9/30/28 (1) 132 134
Valero Energy, 5.15%, 2/15/30  515 520
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 165 150
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 125 128
Venture Global LNG, 9.50%, 2/1/29 (1) 365 403

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Venture Global LNG, VR, 9.00% (1)(8)(9) 445 453
18,969
Industrial Other  0.1%
SMIC SG Holdings, 5.375%, 7/24/29  950 954
954
Technology  1.1%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $700 (2)(3)(4) 700 700
AthenaHealth Group, 6.50%, 2/15/30 (1) 200 194
Cadence Design Systems, 4.70%, 9/10/34  185 181
Cloud Software Group, 8.25%, 6/30/32 (1) 155 160
Cloud Software Group, 9.00%, 9/30/29 (1) 850 868
Dye & Durham, 8.625%, 4/15/29 (1) 320 334
Fiserv, 5.45%, 3/15/34  1,225 1,242
Foundry JV Holdco, 5.50%, 1/25/31 (1) 275 280
Foundry JV Holdco, 5.90%, 1/25/30 (1) 1,160 1,204
Foundry JV Holdco, 5.90%, 1/25/33 (1) 610 629
Foundry JV Holdco, 6.15%, 1/25/32 (1) 200 210
McAfee, 7.375%, 2/15/30 (1) 225 219
Motorola Solutions, 5.40%, 4/15/34  250 254
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 371 332
Sabre GLBL, 10.75%, 11/15/29 (1) 195 208
UKG, 6.875%, 2/1/31 (1) 280 287
7,302
Transportation  0.2%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  1,030 1,013
Avis Budget Car Rental, 8.25%, 1/15/30 (1)(11) 190 193
Genesee & Wyoming, 6.25%, 4/15/32 (1) 195 196
1,402
Total Industrial 83,510
UTILITY  1.1%
Electric  0.9%
Alpha Generation, 6.75%, 10/15/32 (1) 160 162
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 290 288
Enel Finance International, 5.125%, 6/26/29 (1) 660 666
FirstEnergy, 2.65%, 3/1/30  640 576
FirstEnergy, Series B, 2.25%, 9/1/30  116 101
FirstEnergy, Series C, 3.40%, 3/1/50  772 537
FirstEnergy Transmission, 5.00%, 1/15/35  230 228
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 220 223
PG&E, VR, 7.375%, 3/15/55 (8) 238 235
Talen Energy Supply, 8.625%, 6/1/30 (1) 432 461
Vistra, VR, 8.00% (1)(8)(9) 879 903

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Vistra, Series C, VR, 8.875% (1)(8)(9) 1,220 1,304
5,684
Natural Gas  0.2%
APA Infrastructure, 5.125%, 9/16/34 (1) 175 172
APA Infrastructure, 5.75%, 9/16/44 (1)(11) 350 354
Boston Gas, 6.119%, 7/20/53 (1) 365 379
Engie, 5.625%, 4/10/34 (1) 475 486
1,391
Total Utility 7,075
Total Corporate Bonds
(Cost $124,125) 124,992
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  4.4%
Owned No Guarantee  0.7%
Emirates NBD Bank, VR, 4.25% (8)(9) 1,007 970
Export-Import Bank of Malaysia, 1.831%, 11/26/26  800 765
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 462 464
Petroleos Mexicanos, 8.75%, 6/2/29  2,320 2,333
4,532
Sovereign  2.1%
Arab Republic of Egypt, 8.625%, 2/4/30 (1) 2,285 2,273
Dominican Republic, 6.95%, 3/15/37 (1) 360 370
Republic of Azerbaijan, 3.50%, 9/1/32  1,327 1,164
Republic of Brazil, 6.625%, 3/15/35  1,625 1,614
Republic of Colombia, 4.125%, 5/15/51  1,545 918
Republic of Montenegro, 7.25%, 3/12/31 (1) 3,225 3,356
Republic of Poland, 4.875%, 2/12/30  740 744
Republic of Sri Lanka, 4.00%, 4/15/28 (1) 287 270
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (1) 238 214
Republic of Sri Lanka, STEP, 3.35%, 3/15/33 (1) 467 378
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (1) 316 221
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (1) 219 179
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (1)(11) 438 363
Republic of Turkiye, Series 7Y, 7.125%, 2/12/32  1,640 1,640
State of Israel, Series 5Y, 5.375%, 2/19/30  560 565
United Mexican States, 6.00%, 5/13/30  270 276
14,545

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Treasuries  1.6%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29
(BRL)  73,400 10,761
10,761
Total Foreign Government Obligations & Municipalities
(Cost $29,740) 29,838
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 3,068 1,929
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  92 65
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 72
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 64
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 55
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 72
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.375%,
7/1/25  40 40
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 82
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 84
2,463
Texas  0.1%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1) 865 889
889
Total Municipal Securities
(Cost $3,159) 3,352
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  7.1%
Collateralized Mortgage Obligations  3.3%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM, 2.97%, 5/25/65 (1) 250 230
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM, 2.805%, 5/25/65 (1) 515 441
Angel Oak Mortgage Trust
Series 2022-6, Class A1, CMO, STEP, 4.30%, 7/25/67 (1) 1,585 1,557

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $331 (2)(3) 331 331
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM, SOFR30A + 2.15%, 6.502%,
1/26/32 (1) 989 993
BINOM Securitization Trust
Series 2022-INV1, Class A3, CMO, ARM, 4.441%, 8/25/57 (1) 414 396
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 102 91
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 1,005 863
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM, 3.359%, 4/27/65 (1) 160 151
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM, 2.304%, 9/27/66 (1) 2,220 1,504
COLT Mortgage Loan Trust
Series 2021-5, Class A1, CMO, ARM, 1.726%, 11/26/66 (1) 1,051 933
Connecticut Avenue Securities
Series 2025-R01, Class 1M1, CMO, ARM, SOFR30A + 1.10%,
5.453%, 1/25/45 (1) 403 403
Cross Mortgage Trust
Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1) 987 982
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1) 1,136 1,000
EFMT
Series 2023-1, Class A2, CMO, STEP, 6.24%, 2/25/68 (1) 374 375
EFMT
Series 2024-INV2, Class A2, CMO, ARM, 5.289%, 10/25/69 (1) 502 498
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 320 320
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM, 3.98%, 10/25/47 (1) 216 199
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM, 3.50%, 10/25/49 (1) 50 45
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM, 3.644%, 12/25/46 (1) 103 101
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 33 30
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1) 1,325 1,081
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP, 5.04%, 6/25/67 (1) 1,160 1,155
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM, 3.50%, 5/25/50 (1) 65 59

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 75 68
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM, 3.00%, 10/25/50 (1) 232 202
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 1,215 1,214
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 128 123
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM, 4.00%, 6/25/59 (1) 29 28
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 80 75
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 44 38
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%, 1/25/60 (1) 156 135
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM, 2.219%, 2/25/66 (1) 598 436
OBX Trust
Series 2024-HYB1, Class A1, CMO, ARM, 3.647%, 3/25/53 (1) 241 237
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM, 3.437%, 4/25/43  180 173
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM, 4.00%, 12/25/47 (1) 46 43
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 16 14
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 7 7
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM, 2.878%, 2/25/50 (1) 600 523
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM, 2.175%, 5/25/65 (1) 2,000 1,718
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM, 3.846%, 5/25/48 (1) 2 2
Towd Point Mortgage Trust
Series 2024-3, Class A1B, CMO, ARM, 5.129%, 7/25/65 (1) 158 160
Verus Securitization Trust
Series 2019-INV3, Class M1, CMO, ARM, 3.279%, 11/25/59 (1) 340 331
Verus Securitization Trust
Series 2022-4, Class A1, CMO, STEP, 4.474%, 4/25/67 (1) 403 402
Verus Securitization Trust
Series 2023-1, Class A1, CMO, STEP, 5.85%, 12/25/67 (1) 775 776
Verus Securitization Trust
Series 2025-INV1, Class A3, CMO, ARM, 5.953%, 2/25/70 (1) 755 755
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM, 5.375%, 3/25/65 (1) 330 330

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM, 3.78%, 1/20/46 (1) 447 423
21,951
Commercial Mortgage-Backed Securities  3.8%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM, 1M TSFR + 1.264%, 5.576%,
4/15/34 (1) 680 653
BANK
Series 2019-BN21, Class D, 2.50%, 10/17/52 (1) 1,036 741
BANK
Series 2019-BN23, Class A3, 2.92%, 12/15/52  835 764
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 6.586%,
11/15/34 (1) 365 4
Benchmark Mortgage Trust
Series 2021-B24, Class A5, 2.584%, 3/15/54  1,430 1,243
BMO Mortgage Trust
Series 2024-5C5, Class AS, ARM, 6.364%, 2/15/57  890 933
BPR Trust
Series 2021-TY, Class C, ARM, 1M TSFR + 1.814%, 6.126%,
9/15/38 (1) 635 632
BSREP Commercial Mortgage Trust
Series 2021-DC, Class C, ARM, 1M TSFR + 1.664%, 5.976%,
8/15/38 (1) 779 652
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.954%,
12/15/39 (1) 565 565
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.953%,
5/15/41 (1) 685 686
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 6.153%,
5/15/41 (1) 685 685
BX Trust
Series 2021-VIEW, Class F, ARM, 1M TSFR + 4.044%, 8.356%,
6/15/36 (1) 1,195 1,132
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A5, 3.786%, 5/15/52  1,770 1,686
CD Mortgage Trust
Series 2017-CD6, Class A5, 3.456%, 11/13/50  515 496
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM, 3.518%, 5/10/35 (1) 270 270
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM, 3.79%, 12/15/72 (1) 1,420 294
Citigroup Commercial Mortgage Trust
Series 2019-GC43, Class A4, 3.038%, 11/10/52  2,850 2,590

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2015-LC23, Class A4, 3.774%, 10/10/48  440 437
Commercial Mortgage Trust
Series 2016-CR28, Class AHR, 3.651%, 2/10/49  165 163
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM, 4.57%, 2/10/49  1,130 1,082
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.954%,
8/15/41 (1) 675 676
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.09%, 1/15/49  215 211
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM, 3.912%, 12/15/52  645 580
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/49  1,300 1,274
GS Mortgage Securities Trust
Series 2017-GS8, Class D, 2.70%, 11/10/50 (1) 1,025 737
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 6.253%,
5/15/37 (1) 805 805
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 6.153%,
9/15/41 (1) 545 547
Ilpt Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.824%, 3/15/32 (1) 1,595 1,427
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX, 4.95%, 7/5/33 (1) 195 148
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM, 1M TSFR + 2.214%, 6.526%,
9/15/29 (1) 280 243
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM, 4.036%, 5/15/48  1,103 1,078
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 220 221
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class A4, 3.146%, 12/15/52  1,945 1,804
25,459
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $50,666) 47,410

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
PREFERRED STOCKS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,290 (2)(3)(4) 1 1,300
Total Preferred Stocks
(Cost $1,290) 1,300
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  25.2%
Collateralized Mortgage Obligations  0.2%
Federal Home Loan Mortgage, CMO, IO, 2.00%, 2/25/51  1,746 233
Federal National Mortgage Assn., CMO, IO, 2.00%, 5/25/51  4,815 642
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50  1,852 217
2.50%, 11/20/50  3,546 533
1,625
U.S. Government Agency Obligations  19.2%
Federal Home Loan Mortgage
2.50%, 5/1/30  68 65
3.00%, 4/1/47 - 1/1/48  111 98
3.50%, 8/1/42 - 3/1/46  3,077 2,888
4.00%, 8/1/40 - 1/1/46  240 232
4.50%, 6/1/39 - 5/1/42  111 110
5.00%, 7/1/33 - 8/1/40  38 38
5.50%, 10/1/38 - 1/1/40  26 27
6.00%, 10/1/32 - 8/1/38  10 10
6.50%, 9/1/34 - 4/1/37  49 51
7.00%, 4/1/32 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.559%, 1/1/36  1 1
1Y CMT + 2.25%, 7.079%, 10/1/36  — —
1Y CMT + 2.347%, 6.681%, 11/1/34  2 2
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  — —
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  — —
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  1 1
RFUCCT1Y + 1.831%, 6.858%, 3/1/36  2 2
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  1 1
RFUCCT1Y + 1.944%, 6.579%, 12/1/36  — —
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  1 1
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 4/1/52  8,693 7,108
2.50%, 3/1/42 - 4/1/52  12,954 10,920

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
3.00%, 5/1/31 - 6/1/52  7,617 6,721
3.50%, 5/1/33 - 3/1/48  1,403 1,317
4.00%, 12/1/49 - 6/1/52  1,750 1,650
4.50%, 5/1/50 - 12/1/52  1,028 993
5.00%, 12/1/41 - 7/1/54  2,643 2,611
5.50%, 8/1/53 - 10/1/54  3,837 3,865
6.00%, 2/1/53 - 12/1/54  1,981 2,031
6.50%, 10/1/53 - 1/1/55  1,172 1,212
7.00%, 6/1/54  193 202
Federal National Mortgage Assn.
3.00%, 8/1/43 - 8/1/46  50 45
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  1 1
RFUCCT1Y + 1.539%, 7.029%, 7/1/35  — —
RFUCCT1Y + 1.584%, 6.645%, 12/1/35  2 2
RFUCCT1Y + 1.655%, 7.53%, 8/1/37  — —
RFUCCT1Y + 1.70%, 6.70%, 11/1/37  2 2
RFUCCT1Y + 1.722%, 6.94%, 11/1/35  1 1
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  — —
RFUCCT1Y + 1.871%, 7.812%, 8/1/36  1 1
RFUCCT1Y + 1.892%, 6.807%, 12/1/35  1 1
RFUCCT1Y + 2.04%, 6.665%, 12/1/36  — 1
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
1.50%, 11/1/36 - 1/1/42  3,580 3,101
2.00%, 5/1/36 - 3/1/52  33,611 27,664
2.50%, 5/1/30 - 9/1/52  15,728 13,454
3.00%, 1/1/27 - 7/1/52  7,371 6,680
3.50%, 4/1/31 - 7/1/52  5,407 4,969
4.00%, 11/1/37 - 11/1/52  5,002 4,789
4.50%, 7/1/39 - 10/1/52  4,379 4,260
5.00%, 7/1/33 - 9/1/53  3,086 3,059
5.50%, 12/1/33 - 10/1/54  3,731 3,761
6.00%, 11/1/32 - 8/1/54  6,607 6,776
6.50%, 7/1/32 - 1/1/55  4,203 4,355
7.00%, 7/1/29 - 3/1/54  199 210
7.50%, 6/1/28  — —
UMBS, TBA (14)
5.00%, 3/1/55  960 944
6.00%, 3/1/55  855 869
6.50%, 3/1/55  1,665 1,715
128,817

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Government Obligations  5.8%
Government National Mortgage Assn.
2.00%, 1/20/51 - 3/20/52  8,123 6,674
2.50%, 8/20/50 - 3/20/52  8,784 7,532
3.00%, 5/20/46 - 3/20/52  6,109 5,465
3.50%, 9/15/41 - 2/20/48  4,481 4,169
4.00%, 2/20/41 - 10/20/52  4,290 4,063
4.50%, 11/20/39 - 4/20/53  2,353 2,287
5.00%, 4/20/35 - 4/20/53  2,546 2,538
5.50%, 10/20/32 - 3/20/49  432 442
6.00%, 9/20/52 - 11/20/52  792 808
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  27 24
3.50%, 10/20/50  460 385
Government National Mortgage Assn., CMO, IO
3.50%, 3/20/43 - 5/20/43  182 18
4.00%, 2/20/43  17 3
Government National Mortgage Assn., TBA (14)
5.50%, 3/20/55  2,815 2,822
6.00%, 3/20/55  450 456
6.50%, 3/20/55  835 852
38,538
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $174,425) 168,980
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  19.2%
U.S. Treasury Obligations  19.2%
U.S. Treasury Bonds, 1.125%, 5/15/40  2,255 1,435
U.S. Treasury Bonds, 1.25%, 5/15/50 (15) 15,580 7,858
U.S. Treasury Bonds, 1.375%, 8/15/50  9,130 4,733
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,060
U.S. Treasury Bonds, 2.25%, 2/15/52 (15) 10,795 6,931
U.S. Treasury Bonds, 2.375%, 2/15/42  2,395 1,791
U.S. Treasury Bonds, 2.375%, 11/15/49  2,215 1,486
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,079
U.S. Treasury Bonds, 3.00%, 8/15/52  780 591
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,083
U.S. Treasury Bonds, 3.625%, 2/15/53  2,145 1,837
U.S. Treasury Bonds, 3.875%, 2/15/43  960 886
U.S. Treasury Bonds, 4.00%, 11/15/42  2,715 2,552
U.S. Treasury Bonds, 4.00%, 11/15/52  825 756
U.S. Treasury Bonds, 4.125%, 8/15/53  455 427

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.25%, 2/15/54  1,015 973
U.S. Treasury Bonds, 4.25%, 8/15/54  14,635 14,066
U.S. Treasury Bonds, 4.375%, 5/15/41  175 174
U.S. Treasury Bonds, 4.50%, 2/15/44  1,535 1,530
U.S. Treasury Bonds, 4.625%, 11/15/44  4,080 4,125
U.S. Treasury Bonds, 4.625%, 5/15/54  1,210 1,236
U.S. Treasury Bonds, 4.75%, 11/15/43  6,475 6,669
U.S. Treasury Bonds, 4.75%, 11/15/53  7,260 7,541
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,125
U.S. Treasury Notes, 1.375%, 11/15/31  5,370 4,518
U.S. Treasury Notes, 1.50%, 2/15/30  500 444
U.S. Treasury Notes, 1.875%, 2/15/32  580 502
U.S. Treasury Notes, 3.50%, 1/31/28  2,900 2,862
U.S. Treasury Notes, 3.75%, 12/31/28  145 144
U.S. Treasury Notes, 3.75%, 6/30/30  2,300 2,268
U.S. Treasury Notes, 3.875%, 11/30/27  2,335 2,328
U.S. Treasury Notes, 3.875%, 8/15/34  6,665 6,500
U.S. Treasury Notes, 4.00%, 7/31/30 (15) 5,495 5,484
U.S. Treasury Notes, 4.00%, 2/15/34  7,725 7,621
U.S. Treasury Notes, 4.25%, 2/28/29  425 429
U.S. Treasury Notes, 4.375%, 12/31/29 (15) 6,575 6,679
U.S. Treasury Notes, 4.375%, 5/15/34  3,280 3,326
U.S. Treasury Notes, 4.50%, 11/15/33  12,900 13,206
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $144,301) 128,255
SHORT-TERM INVESTMENTS  3.0%
Money Market Funds  3.0%
T. Rowe Price Government Reserve Fund, 4.41% (16)(17) 20,119 20,119
Total Short-Term Investments
(Cost $20,119) 20,119
SECURITIES LENDING COLLATERAL  0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.41% (16)(17) 656 656
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 656

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.41% (16)(17) 5,134 5,134
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 5,134
Total Securities Lending Collateral
(Cost $5,790) 5,790
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest Rate Swap,
7/11/55 Pay Fixed 4.55%
Annually, Receive Variable
4.39% (SOFR) Annually,
7/9/25 @ 4.55%* (4) 1 14,200 58
BNP Paribas
USD / ILS, Put, 4/21/25 @
ILS3.55 (4) 1 4,900 33
Citibank
USD / ILS, Put, 4/18/25 @
ILS3.56 (4) 1 4,900 36
Goldman Sachs
10 Year Interest Rate Swap,
7/10/35 Pay Fixed 4.75%
Annually, Receive Variable
4.39% (SOFR) Annually,
7/8/25 @ 4.75%* (4) 1 19,600 33

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
RBC Capital Markets
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.HY-S43, 5 Year Index,
12/20/29), Pay 5.00%
Quarterly, Receive upon
credit default, 5/21/25 @
1.07%* (4) 1 52,500 436
Total Options Purchased (Cost $913) 596
Total Investments in Securities 103.2%
(Cost $714,363) $ 690,825
Other Assets Less Liabilities (3.2)% (21,342)
Net Assets 100.0% $ 669,483
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $178,312 and represents 26.6% of net assets.
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,743 and represents 0.6% of net assets.
(4) Non-income producing
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) All or a portion of this loan is unsettled as of February 28, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(7) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at February 28, 2025, was $100 and was valued at $99 (0.0% of net assets).

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) Security is in default or has failed to make a scheduled interest and/or principal payment.
(11) All or a portion of this security is on loan at February 28, 2025.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $7,658 and represents 1.1% of net assets.
(15) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
(17) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ICP Chilean Average Chamber Index

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Total Return Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.3)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.3)%
U.S. Government Agency Obligations  (0.1)%
UMBS, TBA, 3.00%, 3/1/55  1,010,000 (880)
(880)
U.S. Government Obligations  (0.2)%
Government National Mortgage Assn., TBA, 2.50%, 3/20/55  1,030,000 (882)
(882)
Total TBA Sales Commitments (Proceeds $(1,721)) (1,762)

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/21/25 @ $80.00 163 1,306 (5)
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $78.00 163 1,306 (1)
RBC Capital Markets
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S43, 5 Year
Index, 12/20/29), Pay
5.00% Quarterly, Receive
upon credit default,
5/21/25 @ $1.05 1 52,500 (259)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/21/25 @ $80.00 82 657 (2)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $79.00 82 657 (1)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/21/25 @ $79.00 164 1,314 (17)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $79.00 164 1,314 (3)
Total Options Written (Premiums $(202)) $ (288)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Morgan Stanley, Protection Sold
(Relevant Credit: Markit CMBX.
NA.BBB-S17, 35 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/56 * 6,722 (701) (801) 100
Total Bilateral Credit Default Swaps, Protection
Sold (801) 100
Total Bilateral Swaps (801) 100
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 62,631 1,500 1,480 20
Protection Sold (Relevant Credit: SES
S.A., Baa3*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/29 (EUR) * 1,661 (112) (116) 4
Total Centrally Cleared Credit Default Swaps,
Protection Sold 24
Interest Rate Swaps 0.0%
5 Year Interest Rate Swap, Receive
Fixed 5.220% Semi-Annually, Pay
Variable 5.001% (ICP) Semi-Annually,
2/28/30 (CLP) 9,807,664 (6) — (6)
5 Year Interest Rate Swap, Receive
Fixed 5.228% Semi-Annually, Pay
Variable 5.001% (ICP) Semi-Annually,
3/4/30 (CLP) 4,101,386 — — —
5 Year Interest Rate Swap, Receive
Fixed 5.280% Semi-Annually, Pay
Variable 5.001% (ICP) Semi-Annually,
3/4/30 (CLP) 7,355,748 15 — 15
Total Centrally Cleared Interest Rate Swaps 9

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps 0.0%
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.581% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/26/35 3,682 24 — 24
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.603% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/26/35 5,155 43 — 43
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.606% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/26/35 3,881 34 — 34
Total Centrally Cleared Zero-Coupon Inflation
Swaps 101
Total Centrally Cleared Swaps 134
Net payments (receipts) of variation margin to date (71)
Variation margin receivable (payable) on centrally cleared swaps $ 63
* Credit ratings as of February 28, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $59

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 3/4/25 MYR 3,926 USD 889 $ (10)
Bank of America 4/3/25 USD 890 MYR 3,926 10
Bank of America 4/25/25 JPY 1,491,815 USD 9,910 66
Barclays Bank 3/4/25 USD 813 TRY 29,740 1
Barclays Bank 4/3/25 TRY 29,740 USD 792 (1)
Barclays Bank 4/24/25 USD 164 NZD 294 (1)
Barclays Bank 4/25/25 CHF 42 USD 47 —
Barclays Bank 4/25/25 JPY 4,514 USD 30 —
Barclays Bank 4/25/25 USD 35 CAD 52 (1)
Barclays Bank 4/25/25 USD 153 JPY 23,262 (2)
Barclays Bank 4/25/25 USD 72 NOK 811 —
Barclays Bank 4/25/25 USD 1,650 NOK 18,792 (18)
Barclays Bank 6/3/25 USD 284 BRL 1,655 9
BNP Paribas 3/4/25 USD 695 MYR 3,079 5
BNP Paribas 3/4/25 USD 1,143 SGD 1,543 1
Canadian Imperial Bank
of Commerce 3/4/25 CZK 28,082 USD 1,166 (5)
Canadian Imperial Bank
of Commerce 4/2/25 USD 1,167 CZK 28,082 5
Canadian Imperial Bank
of Commerce 4/24/25 NZD 5,800 USD 3,326 (76)
Citibank 4/17/25 ILS 10,495 USD 2,951 (40)
Citibank 4/24/25 USD 77 AUD 122 1
Citibank 4/25/25 CAD 139 USD 98 (2)
Citibank 4/25/25 JPY 71,398 USD 464 13
Citibank 4/25/25 USD 120 CAD 171 1
Citibank 4/25/25 USD 57 JPY 8,831 (2)
Citibank 4/25/25 USD 132 NOK 1,477 1
Citibank 5/30/25 USD 19 SEK 206 —
Deutsche Bank 3/4/25 CNH 13,492 USD 1,850 —
Deutsche Bank 3/4/25 HUF 54,898 USD 142 (1)
Deutsche Bank 3/4/25 INR 262,615 USD 3,015 (14)
Deutsche Bank 3/4/25 PHP 5,687 USD 97 1
Deutsche Bank 3/4/25 USD 1,211 CNH 8,800 5
Deutsche Bank 3/4/25 USD 3,020 INR 262,615 19
Deutsche Bank 3/4/25 USD 663 JPY 102,545 (19)
Deutsche Bank 3/4/25 USD 116 MYR 517 —
Deutsche Bank 3/4/25 USD 554 NZD 985 3
Deutsche Bank 3/5/25 KRW 2,031,566 USD 1,410 (21)
Deutsche Bank 3/5/25 USD 1,402 KRW 2,031,566 13

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 4/2/25 NZD 985 USD 554 $ (3)
Deutsche Bank 4/2/25 USD 1,853 CNH 13,492 —
Deutsche Bank 4/2/25 USD 142 HUF 54,898 1
Deutsche Bank 4/2/25 USD 852 KRW 1,215,151 18
Deutsche Bank 4/3/25 INR 157,656 USD 1,813 (16)
Goldman Sachs 3/4/25 IDR 3,291,401 USD 199 —
Goldman Sachs 3/4/25 ILS 1,079 USD 300 (1)
Goldman Sachs 3/4/25 TWD 16,702 USD 510 (1)
Goldman Sachs 3/4/25 USD 202 IDR 3,291,401 4
Goldman Sachs 3/4/25 USD 355 PHP 20,552 1
Goldman Sachs 3/4/25 USD 509 TWD 16,702 —
Goldman Sachs 3/6/25 BRL 4,863 USD 792 33
Goldman Sachs 3/6/25 BRL 22,043 USD 3,769 (30)
Goldman Sachs 3/6/25 USD 831 BRL 4,863 7
Goldman Sachs 3/6/25 USD 3,733 BRL 22,043 (5)
Goldman Sachs 4/2/25 PHP 20,552 USD 355 (1)
Goldman Sachs 4/2/25 USD 300 ILS 1,079 1
Goldman Sachs 4/2/25 USD 447 TWD 14,601 3
Goldman Sachs 4/9/25 IDR 3,291,401 USD 202 (3)
HSBC Bank 3/4/25 NOK 883 USD 78 —
HSBC Bank 3/4/25 THB 22,210 USD 662 (12)
HSBC Bank 3/4/25 USD 7 MYR 33 —
HSBC Bank 3/4/25 USD 381 ZAR 7,040 4
HSBC Bank 4/2/25 USD 78 NOK 883 —
HSBC Bank 4/2/25 USD 663 THB 22,210 12
HSBC Bank 4/2/25 ZAR 7,040 USD 380 (4)
HSBC Bank 5/16/25 PLN 6,540 USD 1,647 (35)
JPMorgan Chase 3/4/25 IDR 2,319,285 USD 142 (2)
JPMorgan Chase 3/4/25 USD 140 IDR 2,319,285 —
JPMorgan Chase 3/4/25 USD 67 MYR 297 —
JPMorgan Chase 3/4/25 USD 208 PLN 833 2
JPMorgan Chase 3/6/25 BRL 22,043 USD 3,635 104
JPMorgan Chase 3/6/25 USD 3,769 BRL 22,043 30
JPMorgan Chase 4/2/25 PLN 833 USD 208 (2)
JPMorgan Chase 4/3/25 USD 2 MYR 10 —
JPMorgan Chase 4/17/25 ILS 10,540 USD 2,980 (56)
JPMorgan Chase 4/24/25 USD 3,281 NZD 5,800 32
JPMorgan Chase 4/25/25 JPY 493,130 USD 3,262 36
JPMorgan Chase 4/25/25 USD 3,263 JPY 493,130 (35)
Morgan Stanley 3/4/25 SEK 4,694 USD 437 (1)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 3/6/25 BRL 1,195 USD 204 $ (2)
Morgan Stanley 3/6/25 USD 197 BRL 1,195 (5)
Morgan Stanley 4/2/25 USD 437 SEK 4,694 1
RBC Dominion
Securities 3/4/25 CLP 190,811 USD 200 (1)
RBC Dominion
Securities 3/4/25 COP 1,382,583 USD 327 5
RBC Dominion
Securities 3/4/25 MXN 5,035 USD 243 2
RBC Dominion
Securities 3/4/25 PEN 544 USD 145 3
RBC Dominion
Securities 3/4/25 USD 192 CLP 190,810 (6)
RBC Dominion
Securities 3/4/25 USD 334 COP 1,382,582 2
RBC Dominion
Securities 3/4/25 USD 148 PEN 544 —
RBC Dominion
Securities 5/23/25 GBP 2,630 USD 3,311 (3)
RBC Dominion
Securities 5/23/25 USD 232 GBP 184 —
Societe Generale 3/4/25 CLP 430,139 USD 458 (10)
Societe Generale 3/4/25 USD 451 CLP 430,138 3
Societe Generale 3/6/25 BRL 34,291 USD 6,009 (193)
Societe Generale 3/6/25 USD 3,395 BRL 19,804 36
Societe Generale 4/2/25 BRL 2,530 USD 439 (12)
Societe Generale 4/2/25 USD 458 CLP 430,138 10
Societe Generale 6/3/25 USD 5,902 BRL 34,291 194
Standard Chartered 3/4/25 COP 2,974,691 USD 720 (4)
Standard Chartered 3/4/25 PEN 1,202 USD 327 —
Standard Chartered 3/4/25 USD 720 COP 2,974,690 5
Standard Chartered 3/4/25 USD 327 PEN 1,202 —
Standard Chartered 4/2/25 COP 2,974,691 USD 718 (5)
Standard Chartered 4/2/25 PEN 1,202 USD 326 —
Standard Chartered 5/23/25 USD 4,590 EUR 4,364 43
Standard Chartered 5/30/25 USD 1,078 SEK 11,375 16
State Street 3/3/25 CAD 11 USD 8 —
State Street 3/3/25 CAD 5 USD 4 —
State Street 3/3/25 USD 11 CAD 16 —
State Street 3/4/25 AUD 762 USD 479 (6)
State Street 3/4/25 CHF 55 USD 61 —

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 3/4/25 CHF 413 USD 458 $ —
State Street 3/4/25 CLP 6,634 USD 7 —
State Street 3/4/25 CLP 245,962 USD 258 (2)
State Street 3/4/25 CNH 14 USD 2 —
State Street 3/4/25 COP 490,629 USD 118 1
State Street 3/4/25 COP 1,129,755 USD 275 (4)
State Street 3/4/25 EUR 453 USD 472 (1)
State Street 3/4/25 GBP 275 USD 342 3
State Street 3/4/25 GBP 2 USD 2 —
State Street 3/4/25 HUF 815 USD 2 —
State Street 3/4/25 HUF 75,225 USD 197 (3)
State Street 3/4/25 IDR 1,213,720 USD 74 (1)
State Street 3/4/25 INR 52,696 USD 606 (4)
State Street 3/4/25 JPY 4,706 USD 31 1
State Street 3/4/25 JPY 2,099 USD 14 —
State Street 3/4/25 MXN 81 USD 4 —
State Street 3/4/25 MXN 2,537 USD 124 (1)
State Street 3/4/25 NOK 4,197 USD 375 (2)
State Street 3/4/25 NZD 990 USD 560 (6)
State Street 3/4/25 PEN 667 USD 180 1
State Street 3/4/25 PEN 9 USD 2 —
State Street 3/4/25 PHP 17,347 USD 299 —
State Street 3/4/25 PLN 569 USD 140 1
State Street 3/4/25 PLN 269 USD 67 (1)
State Street 3/4/25 SEK 53 USD 5 —
State Street 3/4/25 SGD 6 USD 4 —
State Street 3/4/25 SGD 8 USD 6 —
State Street 3/4/25 THB 915 USD 27 —
State Street 3/4/25 TRY 10,832 USD 296 —
State Street 3/4/25 TWD 12,500 USD 381 —
State Street 3/4/25 USD 475 AUD 762 2
State Street 3/4/25 USD 3 CHF 2 —
State Street 3/4/25 USD 154 CLP 146,763 1
State Street 3/4/25 USD 109 CLP 105,833 (2)
State Street 3/4/25 USD 646 CNH 4,706 1
State Street 3/4/25 USD 389 COP 1,606,246 2
State Street 3/4/25 USD 3 COP 14,138 —
State Street 3/4/25 USD 382 CZK 9,197 1
State Street 3/4/25 USD 210 CZK 5,091 (1)
State Street 3/4/25 USD 471 EUR 453 1

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 3/4/25 USD 216 GBP 171 $ —
State Street 3/4/25 USD 131 GBP 105 (1)
State Street 3/4/25 USD 95 HUF 36,891 —
State Street 3/4/25 USD 239 HUF 94,047 (3)
State Street 3/4/25 USD 73 IDR 1,213,720 —
State Street 3/4/25 USD 303 ILS 1,079 4
State Street 3/4/25 USD 603 INR 52,696 1
State Street 3/4/25 USD 322 JPY 48,777 (2)
State Street 3/4/25 USD 375 MXN 7,653 2
State Street 3/4/25 USD 62 NOK 695 1
State Street 3/4/25 USD 387 NOK 4,385 (2)
State Street 3/4/25 USD 3 NZD 5 —
State Street 3/4/25 USD 181 PEN 667 —
State Street 3/4/25 USD 2 PEN 9 —
State Street 3/4/25 USD 28 PHP 1,597 —
State Street 3/4/25 USD 15 PHP 885 —
State Street 3/4/25 USD 1 PLN 5 —
State Street 3/4/25 USD 156 SEK 1,678 —
State Street 3/4/25 USD 279 SEK 3,069 (6)
State Street 3/4/25 USD 576 SGD 774 3
State Street 3/4/25 USD 253 THB 8,563 3
State Street 3/4/25 USD 60 TRY 2,202 —
State Street 3/4/25 USD 147 TWD 4,826 —
State Street 3/4/25 USD 234 TWD 7,674 —
State Street 3/4/25 USD 4 ZAR 67 —
State Street 3/4/25 USD 2 ZAR 30 —
State Street 3/4/25 ZAR 55 USD 3 —
State Street 3/4/25 ZAR 2,367 USD 127 (1)
State Street 3/5/25 KRW 430,472 USD 295 (1)
State Street 3/5/25 USD 299 KRW 430,472 4
State Street 3/6/25 BRL 323 USD 55 —
State Street 3/6/25 BRL 2,424 USD 422 (11)
State Street 3/6/25 USD 470 BRL 2,747 4
State Street 4/1/25 CAD 16 USD 11 —
State Street 4/2/25 AUD 756 USD 471 (2)
State Street 4/2/25 BRL 420 USD 72 (2)
State Street 4/2/25 COP 494,285 USD 119 (1)
State Street 4/2/25 EUR 453 USD 472 (1)
State Street 4/2/25 GBP 172 USD 216 —
State Street 4/2/25 KRW 1,864 USD 1 —

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 4/2/25 MXN 6,261 USD 305 $ (2)
State Street 4/2/25 PEN 13 USD 4 —
State Street 4/2/25 USD 445 CHF 400 —
State Street 4/2/25 USD 3 CLP 2,828 —
State Street 4/2/25 USD 3 THB 94 —
State Street 4/2/25 USD 4 TWD 116 —
State Street 4/3/25 USD 18 INR 1,608 —
State Street 4/9/25 IDR 41,056 USD 3 —
State Street 4/24/25 AUD 114 USD 71 —
State Street 4/24/25 USD 99 AUD 159 —
State Street 4/25/25 JPY 31,105 USD 201 7
State Street 4/25/25 USD 53 CAD 77 (1)
State Street 5/23/25 EUR 434 USD 456 (3)
Toronto-Dominion Bank 3/4/25 TRY 21,110 USD 574 2
Toronto-Dominion Bank 3/4/25 USD 513 CHF 466 (3)
Toronto-Dominion Bank 3/4/25 USD 569 CZK 13,794 (2)
Toronto-Dominion Bank 4/25/25 USD 1,766 CAD 2,530 13
UBS Investment Bank 3/4/25 USD 431 THB 14,562 4
UBS Investment Bank 3/4/25 ZAR 4,715 USD 250 1
UBS Investment Bank 3/6/25 BRL 68,124 USD 11,648 (93)
UBS Investment Bank 3/6/25 USD 11,155 BRL 68,124 (399)
UBS Investment Bank 4/18/25 TRY 62,990 USD 1,646 5
UBS Investment Bank 4/24/25 NZD 312 USD 176 (1)
UBS Investment Bank 4/24/25 USD 124 AUD 197 2
UBS Investment Bank 4/24/25 USD 80 AUD 130 (1)
UBS Investment Bank 4/24/25 USD 68 NZD 121 1
UBS Investment Bank 4/25/25 USD 42 CAD 62 (1)
UBS Investment Bank 4/25/25 USD 1,951 CHF 1,762 (14)
UBS Investment Bank 4/25/25 USD 52 JPY 7,758 —
UBS Investment Bank 4/25/25 USD 26 NOK 289 —
UBS Investment Bank 4/25/25 USD 79 NOK 902 (1)
UBS Investment Bank 5/23/25 USD 46 GBP 36 —
Wells Fargo 3/4/25 JPY 144,517 USD 968 (7)
Wells Fargo 3/4/25 SGD 2,303 USD 1,708 (3)
Wells Fargo 3/6/25 BRL 2,313 USD 391 2
Wells Fargo 3/6/25 BRL 32,696 USD 5,703 (158)
Wells Fargo 3/6/25 USD 5,996 BRL 35,009 59
Wells Fargo 4/2/25 BRL 2,530 USD 441 (14)
Wells Fargo 4/2/25 USD 971 JPY 144,517 7
Wells Fargo 4/2/25 USD 1,710 SGD 2,303 3

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 6/3/25 USD 5,176 BRL 30,166 $ 156
Net unrealized gain (loss) on open forward
currency exchange contracts $ (370)

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 37 Commonwealth of Australia ten year
bond contracts 3/25 2,606 $ 31
Short, 13 Euro BOBL contracts 3/25 (1,590) 8
Long, 8 Euro BTP contracts 3/25 1,001 2
Long, 21 Euro BUND contracts 3/25 2,902 21
Short, 4 Euro BUXL thirty year bond contracts 3/25 (539) (10)
Long, 17 Euro OAT contracts 3/25 2,197 (1)
Short, 88 Euro SCHATZ contracts 3/25 (9,761) 23
Long, 15 Mini ten year JGB contracts 3/25 1,392 (9)
Long, 7 S&P 500 Micro E-Mini Index contracts 3/25 209 (2)
Short, 63 Government of Canada ten year bond
contracts 6/25 (5,433) (42)
Long, 14 U.K. Gilt ten year contracts 6/25 1,645 9
Long, 164 U.S. Treasury Long Bond contracts 6/25 19,367 156
Long, 967 U.S. Treasury Notes five year contracts 6/25 104,376 774
Short, 49 U.S. Treasury Notes ten year contracts 6/25 (5,444) (59)
Long, 991 U.S. Treasury Notes two year contracts 6/25 205,106 256
Short, 144 Ultra U.S. Treasury Bonds contracts 6/25 (17,874) (140)
Short, 212 Ultra U.S. Treasury Notes ten year
contracts 6/25 (24,221) 14
Net payments (receipts) of variation margin to date (512)
Variation margin receivable (payable) on open futures contracts $ 519

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.41% $ — $ — $ 419++
Totals $ —# $ — $ 419+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Government
Reserve Fund, 4.41% $ 18,880  ¤  ¤ $ 25,909
Total $ 25,909^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $419 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $25,909.

T. ROWE PRICE Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Total Return Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Total Return Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
February 28, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Total Return Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 330,584 $ — $ 330,584
Asset-Backed Securities — 92,068 1,412 93,480
Bank Loans — 64,707 1,523 66,230
Common Stocks 1 — — 1
Convertible Preferred Stocks 323 — — 323
Corporate Bonds — 124,292 700 124,992
Non-U.S. Government
Mortgage-Backed Securities — 47,079 331 47,410
Preferred Stocks — — 1,300 1,300
Short-Term Investments 20,119 — — 20,119
Securities Lending Collateral 5,790 — — 5,790
Options Purchased — 596 — 596
Total Securities 26,233 659,326 5,266 690,825
Swaps* — 140 — 140
Forward Currency Exchange
Contracts — 1,061 — 1,061
Futures Contracts* 1,294 — — 1,294
Total $ 27,527 $ 660,527 $ 5,266 $ 693,320
Liabilities
TBA Sales Commitments $ — $ 1,762 $ — $ 1,762
Options Written — 288 — 288
Swaps* — 707 — 707
Forward Currency Exchange
Contracts — 1,431 — 1,431
Futures Contracts* 263 — — 263
Total $ 263 $ 4,188 $ — $ 4,451
1
Includes Convertible Bonds, Foreign Government Obligations & Municipalities,
Municipal Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Total Return Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F228-054Q3 02/25
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.